Note 11 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Securities Financing Transactions [Table Text Block]
(In Thousands of Dollars)
	2012	2011
At December 31:
Outstanding Balance	$42,785	$46,784
Average Interest Rate	0.19%	0.19%

Daily Average for the Year:
Outstanding Balance	$47,605	$43,847
Average Interest Rate	0.18%	0.19%

Maximum Outstanding at any Month End	$55,047	$47,603